Other Financial Assets - Current - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Restricted bank deposits held as security in relation to interest and repayment of borrowings	₨ 2,509.3	₨ 3,030.8
Restricted bank deposits [Member]
Disclosure of financial assets [line items]
Restricted bank deposits pledged till the maturity of the respective borrowings	₨ 942.7	₨ 850.9